Note 29 - Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cash Flow [Abstract]
Disclosure of detailed information about cash flow disclosures [text block]
		Year ended December 31,
		2022	2021	2020
(i)	Changes in working capital (*)
	Inventories	(1,329,865)	(1,085,024)	818,913
	Receivables and prepayments and current tax assets	(155,449)	(79,912)	67,610
	Trade receivables	(1,208,278)	(356,069)	414,826
	Other liabilities	57,389	4,892	(36,000)
	Customer advances	151,066	44,661	(29,253)
	Trade payables	353,892	399,988	(180,807)
		(2,131,245)	(1,071,464)	1,055,289
(ii)	Income tax accruals less payments
	Tax accrued	617,236	189,448	23,150
	Taxes paid	(359,585)	(153,846)	(140,364)
		257,651	35,602	(117,214)
(iii)	Interest accruals less payments, net
	Interest accrued	(34,080)	(14,371)	8,627
	Interest received	68,335	24,567	19,613
	Interest paid	(32,775)	(21,559)	(28,778)
		1,480	(11,363)	(538)

(*) Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.